Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 3,437	$ 3,482
Finished goods	453,634	628,439
Cost of projects	49,233	152,131
Inventories, gross	506,304	784,052
Allowance for slow-moving or obsolete inventories	(203,366)	(90,375)
Inventories, net	$ 302,938	$ 693,677